Summary of significant accounting policies (Details)	10 Months Ended	12 Months Ended
	May 31, 2021 USD ($)	May 31, 2022 USD ($)
Summary of significant accounting policies (Details) [Line Items]
Cash	$ 93,000	$ 115,000
Construction costs relating to uncompleted contracts	316,148	45,630
Contract liability	394,315	57,191
Taxes payable	4,000	$ 32,000
Value added tax rate, description		The Company is subject to a 3% VAT rate due to qualification as a small-scale taxpayer and its value-added tax rate increased to 13% since August 2021 which was reduced to 1% until December 31, 2021 due to the Covid-19 pandemic.
Estimated useful lives		5 years
Statutory surplus reserve fund, description		Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).
Contractor agreement, description		The Company typically pays 40% of the total contract costs to the vendors in advance when signing the contractor agreement, 30% extra is paid when receiving equipment and other materials used for construction and the remaining 30% is settled when the construction is completed, passed acceptance inspection and ready to transfer to the customer. Construction costs relating to uncompleted contracts and contract liability continue to accrue until the project wraps up.
Sales returns
Advertising costs	3,748	$ 2,609
Income tax likelihood examination, description		The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination.
Accumulated other comprehensive income	$ 7,040	$ (6,798)
Current exchange rate	0.157	0.1501
Average translation rate	0.148	0.1555
Network ZKGC [Member]
Summary of significant accounting policies (Details) [Line Items]
Ownership interests		1.00%